Share-based compensation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based compensation
Share-based compensation expenses	¥ 3,659,989	¥ 2,780,062	¥ 2,061,432
Cost of revenues
Share-based compensation
Share-based compensation expenses	71,983	27,513	17,485
Fulfillment
Share-based compensation
Share-based compensation expenses	418,895	425,706	332,383
Marketing
Share-based compensation
Share-based compensation expenses	190,499	135,749	87,261
Technology and content
Share-based compensation
Share-based compensation expenses	1,162,579	670,612	470,234
General and administrative
Share-based compensation
Share-based compensation expenses	¥ 1,816,033	¥ 1,520,482	¥ 1,154,069